Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 230,021	$ 354,859	$ 227,846
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	327,236	(67,529)	(190,358)
Purchase of non-controlling interests	59
Unrealized gain (loss) on available-for-sale investments, net of tax effect of US$3,463, US$60 and US$4,014 for the years ended May 31, 2019, 2020 and 2021, respectively	27,318	(748)	19,483
Other comprehensive (loss) income, net of tax	354,613	(68,277)	(170,875)
Comprehensive income	584,634	286,582	56,971
Comprehensive loss attributable to non-controlling interests	(102,445)	(58,891)	(11,130)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 687,079	$ 345,473	$ 68,101